Derivative financial instruments - Disclosure of total derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	£ 293,530	£ 256,836
Derivative liabilities	(279,415)	(250,044)
Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	84,435,447	65,293,067
At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	293,530	256,836
Derivative liabilities	(279,415)	(250,044)
Derivatives held for risk management | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	310,376	299,576
Derivatives held for risk management | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	2,539	2,193
Derivative liabilities held for risk management	(820)	(586)
Derivatives held for trading | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	84,125,071	64,993,491
Derivatives held for trading | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	290,991	254,643
Derivative liabilities held for trading	£ (278,595)	£ (249,458)